10. Deferred and recoverable taxes (Details 2) - Unused Tax Losses [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
GLAI
Disclosure Of Deferred And Recoverable Taxes Line Items
Income tax losses	R$ 170,418	R$ 172,547
Negative basis of social contribution	170,418	172,547
GLA
Disclosure Of Deferred And Recoverable Taxes Line Items
Income tax losses	5,631,209	4,134,099
Negative basis of social contribution	5,631,209	4,134,099
Smiles
Disclosure Of Deferred And Recoverable Taxes Line Items
Income tax losses	522,743	758,289
Negative basis of social contribution	R$ 522,743	R$ 758,289